UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

Cambiar Aggressive Value ETF

Ticker: CAMX

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Cambiar Aggressive Value ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://cambiar.com/etf/camx/. You can also request this information by contacting us at 1-866-777-8227.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar Aggressive Value ETF	$29	0.59%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$56,704,395	27	$171,639	50%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United States
73.5%
Japan
8.9%
France
4.3%
United Kingdom
3.2%
Netherlands
3.1%
Canada
1.5%

Value	Value
Canada	1.5%
Netherlands	3.1%
United Kingdom	3.2%
France	4.3%
Japan	8.9%
United States	73.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Uber Technologies	6.8%
Elevance Health	6.3%
Delta Air Lines	5.4%
Nintendo ADR	5.1%
Energy Transfer	4.6%
Labcorp Holdings	4.4%
Airbus ADR	4.3%
Flutter Entertainment	4.1%
Bristol-Myers Squibb	4.0%
Medtronic	4.0%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-777-8227

  https://cambiar.com/etf/camx/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-777-8227 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CAMX-SAR-2025

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Semi-Annual Financials and Other Information

The Advisors' Inner Circle Fund

April 30, 2025

Cambiar Aggressive Value ETF

CAMBIAR INVESTORS

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF

APRIL 30, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	2
Statement of Operations	3
Statements of Changes in Net Assets	4
Financial Highlights	5
Notes to Financial Statements	6
Supplemental Information	12
Other Information (Form N-CSR Items 8-11)	13

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF

APRIL 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.5%
	Shares	Value
CANADA — 1.5%
Cenovus Energy	71,000	$835,670

FRANCE — 4.3%
Airbus ADR	56,700	2,442,069

JAPAN — 8.9%
Nintendo ADR	138,325	2,882,002
Shimano ADR	155,000	2,171,550
		5,053,552
NETHERLANDS — 3.1%
NXP Semiconductors	9,500	1,750,945

UNITED KINGDOM — 3.2%
Diageo ADR	16,416	1,838,920

UNITED STATES — 73.5%
Airbnb *	15,100	1,840,992
Alphabet	11,939	1,895,913
American Express	3,200	852,512
Bristol-Myers Squibb	45,000	2,259,000
Centene *	31,500	1,885,275
Chevron	8,600	1,170,116
CME Group	4,200	1,163,736
Comcast	48,000	1,641,600
Delta Air Lines	74,000	3,080,620
Elevance Health	8,556	3,598,483
Energy Transfer	158,000	2,613,320
Estee Lauder	25,867	1,550,985
Flutter Entertainment *	9,700	2,337,603
Labcorp Holdings	10,446	2,517,590
Medtronic	26,500	2,246,140
NOV	63,000	731,430
PPG Industries	18,007	1,960,242
Target	17,000	1,643,900
Texas Instruments	7,200	1,152,360
Uber Technologies *	47,755	3,868,633
Union Pacific	7,800	1,682,148
		41,692,598
TOTAL COMMON STOCK
(Cost $49,254,672)		53,613,754

TOTAL INVESTMENTS — 94.5%
(Cost $49,254,672)		$53,613,754

Percentages are based on Net Assets of $56,704,395.
*	Non-income producing security.

ADR — American Depositary Receipt

As of April 30, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF

APRIL 30, 2025 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Cost of securities	$49,254,672

Investments in securities, at value	$53,613,754
Cash equivalents	3,101,701
Dividends receivable	94,918
Receivable for dividend tax reclaims	116,275
Prepaid expenses	5,442
Total Assets	56,932,090

Liabilities:
Payable for investment securities purchased	196,122
Investment Adviser fees payable	31,573
Total Liabilities	227,695

Commitments and Contingencies†

Net Assets	$56,704,395

Net Assets:
Paid-in Capital	$58,604,770
Total Accumulated Losses	(1,900,375)

Net Assets	$56,704,395
Total shares outstanding at end of period	1,946,961
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$29.12

†	See Note 3 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF

FOR THE SIX MONTHS ENDED
APRIL 30, 2025 (UNAUDITED)

STATEMENT OF OPERATIONS

Aggressive Value ETF Fund
Investment Income
Dividends	$726,578
Interest	25,246
Less: Foreign Taxes Withheld	(28,113)
Total Investment Income	723,711

Expenses
Investment Advisory Fees	171,639
Total Expenses	171,639
Net Investment Income	552,072

Net Realized Gain (Loss) on:
Investments(1)	4,521,994
Net Realized Gain (Loss)	4,521,994
Net Unrealized Appreciation (Depreciation) on:
Investments	(5,038,688)
Translation of Other Assets and Liabilities Denominated in Foreign Currencies	741
Net Change in Unrealized Appreciation (Depreciation)	(5,037,947)
Net Realized and Unrealized Gain (Loss)	(515,953)
Net Increase in Net Assets from Operations	$36,119

(1)	Includes realized gain as a result of in-kind transactions. (See Note 5 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$552,072	$899,837
Net Realized Gain(1)	4,521,994	5,332,083
Net Change in Unrealized Appreciation (Depreciation)	(5,037,947)	5,925,611
Net Increase in Net Assets Resulting from Operations	36,119	12,157,531

Distributions:	(760,084)	(287,724)

Capital Share Transactions:
Issued	2,154,107	5,676,392
Redeemed	(2,184,777)	(6,777,791)
Net Decrease in Net Assets from Capital Share Transactions	(30,670)	(1,101,399)
Total Increase (Decrease) in Net Assets	(754,635)	10,768,408

Net Assets:
Beginning of period	57,459,030	46,690,622
End of period	$56,704,395	$57,459,030

Share Transactions:
Issued	70,000	200,000
Redeemed	(70,000)	(238,364)
Net Decrease in Shares Outstanding	—	(38,364)

Amounts designated as “—“ are $0 or have been rounded to $0.

(1)	Includes realized gain as a result of in-kind transactions. (See Note 5 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year or Period

	Period November 1, 2024 to April 30, 2025		Year ended October 31,
	(Unaudited)		2024	2023^	2022^	2021^	2020^
Net Asset Value, Beginning of Year	$29.51		$23.52	$21.62	$25.20	$17.11	$18.73
Income (Loss) from Operations:
Net Investment Income(1)	0.28		0.45	0.35	0.17	0.03	0.15
Net Realized and Unrealized Gain (Loss)	(0.28)		5.69	1.70	(3.67)	8.16	(1.51)
Total from Operations	—		6.14	2.05	(3.50)	8.19	(1.36)
Dividends and Distributions:
Net Investment Income	(0.39)		(0.15)	(0.15)	(0.08)	(0.10)	(0.26)
Total Dividends and Distributions	(0.39)		(0.15)	(0.15)	(0.08)	(0.10)	(0.26)
Redemption Fees(1)	—		—	—	0.00 (2)	0.00 (2)	0.00 (2)
Net Asset Value, End of Year	$29.12		$29.51	$23.52	$21.62	$25.20	$17.11
Total Return†	(0.01)%		26.16%	9.51%	(13.93)%	47.96%	(7.44)%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$56,704		$57,459	$46,691	$43,457	$53,693	$37,808
Ratio of Expenses to Average Net Assets	0.59	%*	0.59%	0.73%	1.05%	1.00%	1.05%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	0.59	%*	0.59%	0.89%	1.34%	1.22%	1.29%
Ratio of Net Investment Income to Average Net Assets	1.90	%*	1.62%	1.48%	0.72%	0.13%	0.86%
Portfolio Turnover Rate	50	%**	45%	70%	103%	112%	135%

^	For the Period prior to February 12, 2023 the performance presented is for the Predecessor Fund. See Note 6 in the Notes to Financial Statements.
*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.005 per share.

Amounts designated as "-" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF

APRIL 30, 2025 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) was organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 27 portfolios. The financial statements herein are those of the Cambiar Aggressive Value ETF (the “Fund”), which is considered to be non-diversified. The investment objective of the Fund is to seek long-term capital appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the "Exchange"). Market prices for shares of the Fund may be different from their net asset value ("NAV"). The Fund issues and redeems shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares, called "Creation Units". Transactions for the Fund are generally conducted in exchange for the deposit or delivery of cash. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

Before the Fund commenced operations, the Fund acquired the assets and liabilities of the Cambiar Aggressive Value Fund, an open-ended mutual fund (the “Predecessor Fund”). After being approved by shareholders of the Predecessor Fund, the Predecessor Fund was reorganized into the Fund, effective on February 13, 2023 (the “Reorganization”). As a result of the Reorganization, shareholders of the Predecessor Fund received shares of the Fund, and the Fund assumed the performance and accounting history of the Predecessor Fund. The Reorganization was a tax-free exchange of shares for the shareholders of the Predecessor Fund

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF

APRIL 30, 2025 (UNAUDITED)

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedure, etc.)

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to share-holders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of April 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended April 30, 2025, the Fund did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction's applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser's expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification.

Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Expenses — Expenses of the Trust which can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Fund of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF

APRIL 30, 2025 (UNAUDITED)

Creation Units — The Fund issues and redeems Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 10,000 Shares, or multiples thereof).

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker- dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the "Distributor"), on behalf of the Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

3. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Fund and SEI Investments Global Fund Services (the “Administrator”) are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2025, the Fund incurred no fees for these services for the Cambiar Aggressive Value ETF.

The Fund has adopted a shareholder servicing fee plan under which a shareholder servicing fee up to 0.25% of average daily net assets attributable to the Investor Class Shares of the Fund will be paid to the Distributor. The Distributor may perform, or may compensate other service providers for providing, certain shareholder and administrative services. Shareholder servicing fees in excess of 0.25% of average daily net assets are paid by Cambiar Investors, LLC (the “Adviser”).

Certain officers of the Trust are also officers of the Administrator, which is a wholly-owned subsidiary of SEI Investments Company and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

Brown Brothers Harriman & Co serves as transfer agent for the Fund under the transfer agency agreement with the Trust.

Brown Brothers Harriman & Co serves as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

4. Investment Advisory Agreements:

Pursuant to an investment advisory agreement with the Trust and subject to the general supervision of the Board, the Adviser provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) under a unitary fee structure. The Fund is responsible for paying: (a) the management fee payable to the Adviser under the investment advisory agreement; (b) interest; (c) taxes; (d) brokerage commissions, and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments; (e) acquired fund fees and expenses; (f) accrued deferred tax liability; (g) extraordinary expenses; and (h) distribution fees and expenses paid by the Fund under any distribution plan adopted by the Board pursuant to Rule 12b-1 under the 1940 Act, if any. For its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.59% of the average daily net assets of the Fund.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF

APRIL 30, 2025 (UNAUDITED)

With respect to the Predecessor Fund, the advisory fee under the terms of an investment advisory agreement for the Predecessor Fund was 0.90% of the Predecessor Fund's average daily net assets. However, the Adviser had contractually agreed, through March 1, 2023, to waive a portion of its advisory fees and to assume expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, non-routine expenses, and shareholder servicing fees) of the Predecessor Fund from exceeding 0.95% of the average daily net assets of each of the Predecessor Fund's share classes (the “Contractual Expense Limit”).

5. Investment Transactions:

For the period ended April 30, 2025, the purchases and sales of investment in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

Purchases	Sales
$28,622,461	$29,744,987

There were no purchases or sales of long-term U.S. Government Securities of the Fund.

For the period ended April 30, 2025, in-kind transactions associated with creations and redemptions were:

Purchases	Sales	Net Realized Gains
$295,709	$2,117,784	$892,118

6. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. These book/tax differences may be temporary or permanent in nature. The permanent differences are primarily attributable to investments in partnerships, foreign currency translations. The permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2024 is primarily related to tax treatment of gains (losses) from securities redeemed in-kind:

Accumulated Losses	Paid-in Capital
$(1,701,344)	$1,701,344

The tax character of dividends and distributions declared during the last two fiscal years ended October 31, were as follows:

	Ordinary Income	Long -Term Capital Gain	Total
2024	$287,724	$—	$287,724
2023	291,761	—	291,761

As of October 31, 2024, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

Undistributed Ordinary Income	$759,838
Capital Loss Carryforwards	(11,444,209)
Net Unrealized Appreciation	9,507,957
Other Temporary Differences	4
Total Accumulated Losses	$(1,176,410)

As of October 31, 2024, the Fund has capital losses carried forward as follows:

Short-Term Loss	Long-Term Loss	Total Post- Enactment Capital Loss Carryforwards
$11,444,209	$—	$11,444,209

During the year ended October 31, 2024, the fund utilized the prior year capital loss carryforward of $3,496,358.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF

APRIL 30, 2025 (UNAUDITED)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and partnerships.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments for Federal income tax purposes at April 30, 2025, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$49,254,672	$7,261,661	$(2,902,579)	$4,359,082

7. Concentrated Risk:

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below

Equity Risk — Since its purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate significantly from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies, and hence, the Fund, may suffer a decline in response. Portfolio securities may be traded over-the-counter or listed on an exchange.

Market Risk — A number of factors can affect financial markets generally, which in turn, can impact the value of the Fund’s investments. Economic considerations such as GDP growth, interest rates, inflation, monetary and fiscal policy, trade policy and tariffs, barriers to capital formation and reinvestment, market instability, and budgetary deficits are key considerations in how overall markets perform. Political factors, including elections and political instability and unrest, foreign or domestic, can affect the extent to which investors choose to participate in financial markets. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseeable ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Value Investing Risk — The Fund pursues a “value” style of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If theA dviser’s assessment of market conditions, or a company’s value or prospects formeeting or exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

ETF Risks — The Fund is an exchange-traded fund (“ETF”) and, as a result of this structure, it is exposed to the following risks:

●	Trading Risk – Shares of the Fund may trade on the Exchange above (premium) or below (discount) their net asset value (“NAV”). In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the Fund shares and the value of its underlying holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

●	Limited Authorized Participants, Market Makers and Liquidity Providers Risk – As the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. Retail investors cannot transact directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in Fund shares. As a result of these and other considerations, Fund shares may trade at a material discount to NAV. In addition, the Fund may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF

APRIL 30, 2025 (UNAUDITED)

Non-Diversification Risk — The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, the Fund may be more susceptible to a single adverse corporate, economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Foreign Company Risk — Because the Fund can invest in foreign securities, including American Depositary Receipts (“ADRs”) and securities denominated in foreign currencies, it will be subject to certain risks not typically associated with domestic securities. ADRs and other depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, and are subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States, because of, among other things, unstable political and economic conditions, sovereign solvency considerations, and less developed and more thinly-traded securities markets. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your investment in the Fund.

Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the types of regulatory controls imposed on U.S. issuers and, as a consequence, there is often less publicly available information about foreign companies than is available about domestic companies. Income from foreign securities owned by the Fund are often reduced by a withholding tax at the source, which reduces income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Currency Risk — Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars. The value of the Fund’s assets measured in U.S. dollars can also be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various urrencies which will negatively impact performance.

8. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. Other:

At April 30, 2025, all shares issued by the Fund were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Fund). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Fund’s Distributor.

10. Recent Accounting Pronouncement:

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund's Adviser acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers. The financial information in the form of the Fund's schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as "total assets" and significant segment expenses are listed on the accompanying Statement of Operations.

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF

APRIL 30, 2025

SUPPLEMENTAL INFORMATION (UNAUDITED)

NAV is the price per share at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the market value of the fund’s holdings. The NAV of a fund may also be impacted by the accrual of deferred taxes. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding the Fund’s premiums and discounts is available on the Fund’s website at www.cambiar.com/etf/camx.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF

APRIL 30, 2025 (UNAUDITED)

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement is included as part of the financial statements included in Item 7.

Not applicable.

The Cambiar ETFs

P.O. Box 219009

Kansas City, MO 64121
1-866-777-8227

Investment Adviser
Cambiar Investors, LLC
200 Columbine Street

Suite 800

Denver, CO 80206

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive
Oaks, PA 19456

Administrator

SEI Investments Global Funds Services
One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

2222 Market Street

Philadelphia, PA 19103-2921

Independent Registered Public Accounting Firm

Ernst & Young LLP
2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

CMB-SA-002-0300

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1)   Not applicable.

(a)(2)   Not applicable.

(a)(3)   A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)   Not applicable.

(a)(5)   Not applicable.

(b)       Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 7, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 7, 2025